Warrant liability (Tables)	12 Months Ended
Mar. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants outstanding [Table Text Block]
Warrants outstanding

Balance, March 31, 2024	-
Reclassified from equity	5,243,727
Expired*	(2,023,727)
Balance, March 31, 2025	3,220,000

Schedule of assumptions used to estimate fair value of warrants [Table Text Block]
	March 31, 2025	April 1, 2024

Stock price (C$)	$2.10	$4.54
Risk-free interest rate	2.43%	3.81% - 4.86%
Expected life (years)	1.75	0.16-2.74
Annualized volatility	85%	85% - 95%
Dividend rate	0%	0%

Schedule of warrants outstanding and exercisable [Table Text Block]
Outstanding	Exercisable		Exercise Price	Expiry date

2,875,000 **	2,875,000	C$	6.00	December 28, 2026
345,000 **	345,000	C$	5.00	December 28, 2026
3,220,000	3,220,000